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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
May 4, 2010

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $164,812,189
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	7560	SH	90460		SOLE				90460
ALLIANCE RESOURCE PTN	LP	01877R108	210	SH	5005		SOLE				5005
ARCHER DANIELS MIDLAND	COM	039483102	6075	SH	210202		SOLE				210202
AMERICAN EXPRESS CO	COM	025816109	7528	SH	182452		SOLE				182452
ATHENAHEALTH, INC	COM	04685W103	716	SH	19593		NONE						22193
BERKSHIRE HATHAWAY CL A	COM	084670108	7795	SH	64		SOLE				64
BERKSHIRE HATHAWAY CL B	COM	084670207	2953	SH	36330		SOLE				36330
BOARDWALK PIPELINE PTN	LP	096627104	338	SH	11345		SOLE				11345
BRISTOL MYERS SQUIBB CO	COM	110122108	289	SH	10830		SOLE				10830
COLGATE PALMOLIVE CO	COM	194162103	11970	SH	140389		SOLE				140389
COPANO ENERGY LLC	LP	217202100	271	SH	11190		SOLE				11190
EMERSON 		COM	291011104	8531	SH	169462		SOLE				169462
ENBRIDGE ENERGY PTN	LP	29250R106	231	SH	4565		SOLE				4565
ENTERPRISE GROUP HLDGS	LP	293716106	282	sh	6555		SOLE				6555
ENTERPRISE PRODUCTS PTN	LP	293792107	691	SH	19990		SOLE				19990
EXPRESS SCRIPTS		COM	302182100	17805	SH	174972		SOLE				174972
EXXON MOBIL CORP	COM	30231G102	2873	SH	42900		SOLE				42900
FEDEX CORP		COM	31428x106	7675	SH	82169		SOLE				82169
FIDELITY NAT INFO SERV	COM	31620m106	210	SH	8956		SOLE				8956
GOLDMAN SACHS GRP	COM	38141G104	264	SH	1550		SOLE				1550
HOME DEPOT CO		COM	437076102	6276	SH	194000		SOLE				194000
INERGY			LP	456615103	249	SH	6585		SOLE				6585
JOHNSON & JOHNSON CO.	COM	478160104	9107	SH	139673		SOLE				139673
LINN ENERGY LLC		LLC	536020100	276	SH	10750		SOLE				10750
MAGELLAN MIDSTREAM PTN	LP	559080106	229	SH	4825		SOLE				4825
MERCK & CO INC		COM	589331107	1218	SH	32615		SOLE				32615
MOODYS CORP		COM	615369105	627	SH	21085		SOLE				21085
NORTHERN TRUST		COM	665859104	6337	SH	114676		SOLE				114676
NUSTAR GRP HOLDINGS	LLC	67059L102	225	SH	7595		SOLE				7595
ONEOK PTN		LP	68268n103	278	SH	4560		SOLE				4530
PEPSICO INC		COM	713448108	9794	SH	148034		SOLE				148034
PLAINS ALL-AMERICAN	LP	726503105	428	SH	7530		SOLE				7530
PROCTOR & GAMBLE CO.	COM	742718109	9241	SH	146051		SOLE				146051
TEEKAY LNG PTN		LP	Y856m105	294	SH	9865		SOLE				9865
UNITED PARCEL SERV B	COM	911312106	322	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	8572	SH	116455		SOLE				116455
US BANCORP		COM	902973304	311	SH	12000		SOLE				12000
WALGREEN CO		COM	931422109	8667	SH	233670		SOLE				233670
WAL MART STORES		COM	931142103	10034	SH	180466		SOLE				180466
WELLPOINT HEALTH NTWKS	COM	94973H108	1178	SH	18302		NONE				18302
WESTERN UNION CO	COM	959802109	2873	SH	405838		SOLE				405838